JUNIOR SUBORDINATED NOTES (Tables)	12 Months Ended
Dec. 31, 2022
Junior Subordinated Notes [Abstract]
Schedule of Junior Subordinated Notes

		2022		2021
Outstanding loan amount	Maturity Date	Outstanding at December 31	Effective Interest Rate[1]	Outstanding at December 31	Effective Interest Rate[1]
(millions of Canadian $, unless otherwise noted)

TRANSCANADA PIPELINES LIMITED
US$1,000 notes issued 2007 at 6.35%[2]	2067	1,353	6.2%	1,265	4.0%
US$750 notes issued 2015 at 5.875%[3,4]	2075	1,015	7.4%	949	5.0%
US$1,200 notes issued 2016 at 6.125%[3,4]	2076	1,624	8.0%	1,519	5.8%
US$1,500 notes issued 2017 at 5.55%[3,4]	2077	2,030	7.1%	1,899	4.7%
$1,500 notes issued 2017 at 4.90%[3,4]	2077	1,500	6.8%	1,500	4.5%
US$1,100 notes issued 2019 at 5.75%[3,4]	2079	1,488	7.6%	1,392	5.4%
$500 notes issued 2021 at 4.45%[3,5]	2081	500	5.7%	500	4.0%
US$800 notes issued 2022 at 5.85%[3,5]	2082	1,083	7.2%	—	—
		10,593		9,024
Unamortized debt discount and issue costs		(98)		(85)
		10,495		8,939
1The effective interest rate is calculated by discounting the expected future interest payments using the coupon rate and any estimated future rate resets, adjusted for issue costs and discounts.
2Junior subordinated notes of US$1 billion were issued in 2007 at a fixed rate of 6.35 per cent and converted in 2017 to a floating interest rate that is reset quarterly to the three-month LIBOR plus 2.21 per cent.
3The Junior subordinated notes were issued to TransCanada Trust (the Trust), a financing trust subsidiary wholly-owned by TCPL. While the obligations of the Trust are fully and unconditionally guaranteed by TCPL on a subordinated basis, the Trust is not consolidated in TC Energy's financial statements since TCPL does not have a variable interest in the Trust and the only substantive assets of the Trust are junior subordinated notes of TCPL.
4The coupon rate is initially a fixed interest rate for the first 10 years and converts to a floating rate thereafter.
5The coupon rate is initially a fixed interest rate for the first 10 years and resets every five years thereafter.